Schedule of Investments
September 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.25%
Belgium–0.97%
Sioen Industries N.V.	173,800	$4,054,125
France–25.30%
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	94,000	3,032,299
Caisse Regionale de Credit Agricole Mutuel de Normandie-Seine	46,988	7,595,283
Caisse Regionale de Credit Agricole Mutuel de Paris et d’Ile-de-France	55,078	6,093,752
Caisse Regionale de Credit Agricole Mutuel Nord de France	365,844	11,491,589
CNIM Group	54,615	2,749,943
Credit Regionale de Credit Agricole Mutuel Sud Rhone Alpes-CCI	19,700	4,916,872
Gerard Perrier Industrie S.A.	169,171	9,773,199
HEXAOM	132,990	5,176,284
Infotel S.A.	165,142	6,587,268
Kaufman & Broad S.A.	304,000	12,108,008
Linedata Services(a)	506,159	16,608,039
Manutan International	75,000	5,442,805
Metropole Television S.A.	192,790	3,163,656
Neurones	280,000	6,533,196
Total Gabon	26,924	4,046,180
		105,318,373
Georgia–1.91%
TBC Bank Group PLC	522,263	7,939,523
Germany–3.59%
CENIT AG	213,758	3,163,902
MorphoSys AG(b)	106,862	11,774,571
		14,938,473
Greece–1.46%
Karelia Tobacco Co., Inc. S.A.	9,265	2,564,991
Mytilineos S.A.	338,192	3,530,611
		6,095,602
Ireland–6.13%
Cpl Resources PLC	1,141,792	8,711,476
Origin Enterprises PLC	3,013,056	16,824,467
		25,535,943
Israel–4.77%
Hilan Ltd.	417,409	17,022,812
MIND C.T.I. Ltd.(a)	1,200,000	2,820,000
		19,842,812
Italy–2.07%
Danieli & C. Officine Meccaniche S.p.A., RSP	105,936	1,136,799
Shares		Value
Italy–(continued)
Gruppo MutuiOnline S.p.A.	415,000	$7,466,846
		8,603,645
Norway–4.59%
Bonheur ASA	531,206	11,687,577
Wilh Wilhelmsen Holding ASA, Class A	474,539	7,418,562
		19,106,139
Poland–1.87%
Warsaw Stock Exchange	779,720	7,807,149
Portugal–0.33%
Conduril - Engenharia S.A.	46,308	1,362,782
Romania–12.28%
Banca Transilvania S.A.	18,301,882	10,090,019
Fondul Proprietatea S.A.	83,643,538	22,861,888
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	2,141,512	18,183,761
		51,135,668
Singapore–0.15%
XP Power Ltd.	20,835	617,290
Switzerland–6.03%
Carlo Gavazzi Holding AG	18,625	4,629,696
Kardex AG	110,548	15,258,897
OC Oerlikon Corp. AG	521,945	5,238,416
		25,127,009
United Kingdom–22.80%
City of London Investment Group PLC	900,000	4,824,747
Clarkson PLC	188,808	5,693,572
DCC PLC	58,026	5,060,934
Diploma PLC	458,327	9,371,487
Eurocell PLC	1,809,000	4,426,270
Gamesys Group PLC(b)	1,339,000	12,133,491
IG Group Holdings PLC	642,684	4,759,530
Jupiter Fund Management PLC	717,000	3,136,560
Lookers PLC	8,915,000	6,182,293
Renew Holdings PLC	1,981,000	9,376,472
SafeStyle UK PLC(a)(b)	5,375,000	3,357,291
Savills PLC	992,752	10,738,808
Staffline Group PLC	2,036,000	2,703,667
Ultra Electronics Holdings PLC	346,583	8,623,325
XLMedia PLC	6,025,000	4,529,843
		94,918,290
Total Common Stocks & Other Equity Interests (Cost $362,154,140)		392,402,823

See accompanying notes which are an integral part of this schedule.
Invesco European Small Company Fund

Shares		Value
Money Market Funds–5.53%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(c)	8,057,391	$8,057,391
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(c)	5,755,654	5,757,380
Invesco Treasury Portfolio, Institutional Class, 1.79%(c)	9,208,447	9,208,447
Total Money Market Funds (Cost $23,022,497)		23,023,218
TOTAL INVESTMENTS IN SECURITIES—99.78% (Cost $385,176,637)		415,426,041
OTHER ASSETS LESS LIABILITIES–0.22%		917,519
NET ASSETS–100.00%		$416,343,560
Investment Abbreviations:
RSP	– Registered Savings Plan Shares
Notes to Schedule of Investments:
(a)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of September 30, 2019 was $22,785,330, which represented 5.47% of the Fund’s Net Assets.

	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 09/30/19	Dividend Income
Linedata Services	$18,267,842	$—	$ —	$(1,659,803)	$ —	$16,608,039	$651,096
MIND C.T.I. Ltd.	2,736,000	—	—	84,000	—	2,820,000	249,600
Mondo TV S.p.A.*	2,633,448	—	(2,839,410)	5,710,407	(5,504,445)	—	—
NAHL Group PLC*	3,169,771	—	(2,626,280)	5,114,964	(5,658,455)	—	—
SafeStyle UK PLC	5,819,279	—	—	(2,461,988)	—	3,357,291	—
Total	$32,626,340	$—	$(5,465,690)	$ 6,787,580	$(11,162,900)	$22,785,330	$900,696
* As of September 30, 2019, this security was not considered as an affiliate of the Fund.

(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco European Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Belgium	$—	$4,054,125	$—	$4,054,125
France	—	105,318,373	—	105,318,373
Georgia	—	7,939,523	—	7,939,523
Germany	—	14,938,473	—	14,938,473
Greece	2,564,991	3,530,611	—	6,095,602
Ireland	8,711,476	16,824,467	—	25,535,943
Israel	2,820,000	17,022,812	—	19,842,812
Italy	—	8,603,645	—	8,603,645
Norway	—	19,106,139	—	19,106,139
Poland	—	7,807,149	—	7,807,149
Portugal	1,362,782	—	—	1,362,782
Romania	—	51,135,668	—	51,135,668
Singapore	—	617,290	—	617,290
Switzerland	—	25,127,009	—	25,127,009
United Kingdom	—	94,918,290	—	94,918,290
Money Market Funds	23,023,218	—	—	23,023,218
Total Investments	$38,482,467	$376,943,574	$—	$415,426,041
Invesco European Small Company Fund